FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Financial Instruments
FINANCIAL INSTRUMENTS

NOTE 4: FINANCIAL INSTRUMENTS

Financial instruments measured at fair value:

	Balance at June 30,			Balance at December 31,
	2025			2024
	Level 1	Level 3	Total	Level 3	Total
Fair value through profit and loss:
Assets
Derivative financial instruments (a)	$1,408	$—	$1,408	$—	$—

Liabilities
Warrants (c)	—	—	—	(2,429)	(2,429)

Fair value through other comprehensive income:
Assets
Non-listed equity investments (b)	—	5,000	5,000	—	—

Total current financial assets	$949	$—	$949	$—	$—
Total non-current financial assets	$459	$5,000	$5,459	$—	$—

Total non-current financial liabilities	$—	$—	$—	$2,429	$2,429

During the six-month period ending June 30, 2025, there were no material changes in the Company’s risk management policies. However, the Company recorded the following notable financial instrument activities:

a.	Derivative financial instruments

The Company has entered several foreign currency forward contracts to protect against changes in the value of forecasted cash flow relating to salaries and related payments, service providers, and office rent expenses denominated in NIS. These contracts are designated as derivative financial instruments measured at fair value through profit or loss, in accordance with IFRS 9.

During the six months periods ended June 30, 2025, and 2024, the Company recognized a gain of $1,443, and a loss of $69, respectively on the financial investments denominated in New Israeli Shekels (NIS), due to the appreciation of ILS relative to the U.S. Dollar. The gain was recorded in profit or loss, consistent with the instrument's classification under IFRS 9.

b.	Investment in Stella Ltd.

On June 4, 2025, the Company entered into a strategic equity financing agreement with Stella MSO, LLC (“Stella”)., a private, unlisted company providing services to mental health clinics. Under the terms of the definitive agreement, BrainsWay invested $5,000 in Stella, in exchange for an approximately 5% minority stake holding in the company in the form of a preferred, annually compounding security. The agreement also provides for a redemption mechanism relating to the shares. This investment is classified as a financial asset under IFRS 9, measured at fair value through OCI.

As of June 30, 2025, the investment was carried at its initial cost of $5,000 which approximates fair value. This assessment was based on the short period between the acquisition date and the reporting date, the absence of observable market prices, and no material changes in Stella’s financial condition or operations.

The Company will reassess the fair value of the investment at each future reporting period based on available financial and market data.

c.	Warrants Liability:

During the reporting period, the Company amended the terms of the warrant originally issued to Valor BrainsWay Holdings, LLC (“Valor”) on November 5, 2024 (the “Valor Warrant”), which included removal of the cashless exercise feature effective as of April 1, 2025. As a result of the amendment, the Valor Warrant was reclassified from financial liability to an equity instrument on that date.

The table below presents the movement in the warrant liability:

June 30, 2025

Balance as of January 1,	$2,429
Gain from remeasurement to fair value through profit or loss	(303)
Reclassified from a financial liability to an equity instrument	(2,126)
Balance as of June 30, 2025	$—